Accounts Receivable	6 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Accounts Receivable
3.	Accounts Receivable

Accounts receivable consists of the following:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Accounts receivable	$22,016,884	$21,313,735
Accounts receivable	$22,016,884	$21,313,735

As of the date of issuance of the unaudited condensed consolidated financial statements, the Group has collected $6,495,836 in the balance of accounts receivable from customers. The uncollected balance of accounts receivable accounts for 70.5% of the total balance of accounts receivable as of December 31, 2024, which are all aged within one year and within the credit term granted to the customers.